Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Cost of goods sold, inventory write-downs	180,900	305,175	6,113
Cost of goods sold, provisions for loss on firm purchase commitment	10,675	27,637
General and administrative expenses, provisions for doubtful recoveries of prepayments to suppliers and trade accounts receivable	(1,210)	174,315	3,872
Wafers
Net sales	344,846	1,059,085	1,522,925
Wafers | Contract cancellation
Net sales	$ 92,233	$ 27,826